Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION
20.	STOCK-BASED COMPENSATION

Stock-based compensation in fiscal year 2023:

On August 31, 2023, the Company granted a total of 60,000 restricted ordinary shares to three independent directors on the Board of Directors for their service performed in 2023 under the Company’s 2022 Equity Incentive Plan. This stock-based compensation expense amounting to $271,800 was recorded on the Company’s consolidated statements of profit or loss. On March 6, 2024, the Company issued an aggregate number of 120,000 restricted ordinary shares to three independent directors, representing 60,000 restricted ordinary shares for their service performed in 2023 and 60,000 restricted ordinary shares for their service to be performed in 2024.

During the year ended December 31, 2023, a provision for stock-based compensation of $830,000 was made according to the management plan to grant restricted shares to officers and certain employees based on their performance in 2023 under the Company’s 2022 Equity Incentive Plan (Note 13). This stock-based compensation expense amounting to $830,000 was recorded on the Company’s consolidated statements of profit or loss. The number of restricted shares to be granted was determined subsequent to December 31, 2023. On March 14, 2024, the Board of Directors approved the number of restricted shares to be granted to each individual. As of the date of this report, the Company has yet issued the restricted ordinary shares.

Stock-based compensation in fiscal year 2022:

On January 25, 2022, the Company granted and issued 260,000 restricted ordinary shares to certain employees under the Company’s 2022 Equity Incentive Plan. This stock-based compensation expense was $238,914. As a result of the 2023 share consolidation, the number of restricted ordinary shares issued to certain employees became a total of 6,500 shares.

On October 25, 2021, the Company entered into an agreement with a third party vendor to provide investor relations services for a term of one-year. The agreement was terminated on May 7, 2022. During the year ended December 31, 2022, the Company issued 20,000 ordinary shares to the vendor as compensation for serving the Company. This stock-based compensation expense was $13,181. As a result of the 2023 share consolidation, compensation resulted in 500 shares being issued.

Stock-based compensation in fiscal year 2021:

On December 16, 2019, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with VCAB Eight Corporation, a Texas corporation (“VCAB”), pursuant to which, subject to certain preconditions being satisfied, it was agreed that VCAB would merge with and into the Company. The main objective of the Merger was to increase the Company’s shareholder base to, among other things, assist the Company in satisfying the listing standards of a national security exchange in the United States. The Merger was completed effective on March 10, 2020, and the separate existence of VCAB ceased on that date. As consideration for the Merger, the Company agreed to issue an aggregate of 877,021 shares of capital stock (“Plan Shares’) to VCAB’s claim holders. As of December 31, 2020, the Company has issued 689,427 of the Plan Shares to approximately 670 designated and Bankruptcy Court approved claim holders. During 2021, the Company issued 187,594 of the Plan Shares to additional claim holders upon their approval by the Bankruptcy Court. Following the completion of this process, the Company has approximately 1,300 holders of its outstanding ordinary shares. The Company recorded the fair value of the shares in connection to the 877,025 shares issued in the merger transaction of $18,826 as stock-based compensation expense. As a result of the 2021 and 2023 share consolidation, the agreed number of Plan shares became 21,924. The Company issued 17,235 of the Plan Shares and the remaining Plan Shares issued became 4,689 shares.

On January 8, 2020, Guardforce AI Service Ltd. entered into agreements with and transferred 833,333 shares each, totaling 1,666,666 of the Company’s ordinary shares, to, Mr. Terence Wing Khai Yap, the Company’s Chairman and Ms. Lei Wang, the Company’s Chief Executive officer. The shares, deemed as issuances by the Company, were transferred to Mr. Yap and Ms. Wang as compensation for serving in their roles as the Company’s Chairman and Chief Executive Officer, respectively. The Company accounted for these transfers as stock-based compensation expense; the aggregate charge was $46,341, representing the fair value of the shares being transferred. As a result of the 2021 and 2023 share consolidation, the number of ordinary shares transferred to Mr. Yap and Ms. Wang became 20,833 shares each, totaling 41,666 shares.

On March 13, 2020, the Company’s Board of Directors approved the transfer of 1,666,666 ordinary shares of Guardforce AI Co. Limited from Guardforce AI Technology to Profit Raider Investments Limited (“Profit Raider”) to fulfil a short-term borrowing transaction (see Note 21). This transfer is deemed an issuance by the Company and the Company recorded a charge of stock-based compensation expense of $35,769. As a result of the 2021 and 2023 share consolidation, the number of ordinary shares transferred to Profit Raider became 41,666 shares.